BT INSURANCE FUNDS TRUST


                             EQUITY 500 INDEX FUND


                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 DECEMBER 1998

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND



Table of Contents
--------------------------------------------------------------------------------


      LETTER TO SHAREHOLDERS ........................    3
      EQUITY 500 INDEX FUND
        Statement of Net Assets .....................    5
        Statement of Operations .....................   10
        Statements of Changes in Net Assets .........   11
        Financial Highlights ........................   12
        Notes to Financial Statements ...............   13
        Report of Independent Auditors ..............   15

                              ------------------
           The Fund is not insured by the FDIC or any other government agency and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              ------------------

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Letter to Shareholders
--------------------------------------------------------------------------------


MARKET ACTIVITY
Despite volatility throughout the year in Asia, Latin America, Russia and here at home, the U.S. equity market indices continued to push on, with the S&P 500 Index gain of 28.58% outperforming the well-publicized Dow Jones Industrial Average of 18.17% for the twelve months ending December 31, 1998. This fourth consecutive year of double-digit gains in the major U.S. stock indices was helped by an exuberant, low inflation economy, an easing monetary policy, and a safe-haven status amongst a sea of global turmoil.


EQUITY INDICES FOR LARGE CAPITALIZATION STOCKS CLIMBED THROUGH THE FIRST HALF OF THE YEAR EVEN AS VOLATILITY INCREASED. The S&P 500 Index crossed the 1,000 mark for the first time in February 1998. The Index continued to reach higher through most of April, when, towards the end of the month, fears of a tightening by the Federal Reserve Board sparked a huge drop in the market. Stronger than anticipated economic numbers supported a quick rebound, and a similar roller coaster ride was replayed from May through June.


ALL MAJOR U.S. EQUITY INDICES POSTED NEGATIVE RETURNS FOR THE THIRD QUARTER, AS STOCKS TUMBLED ON BOTH DOMESTIC AND INTERNATIONAL NEWS. Lower corporate profits, expectations of slower growth in the second half, and the General Motors strike contributed to a July sell off. In August, Russia defaulted on its domestic debt; weak commodity prices dampened the economic outlook for Latin America; and ongoing economic instability in Asia impacted markets worldwide. In fact, the August S&P 500 Index return was one of the ten worst since the Index's inception. September began with tremendous gains. The market had recovered more than half of August's losses towards the end of September, when it tumbled again having anticipated a 0.50% cut in interest rates by the Federal Reserve Board, which turned out to be a 0.25% cut instead.


FOURTH QUARTER RETURNS, THE STRONGEST IN SOME TWENTY YEARS FOR MOST MAJOR U.S. LARGE CAP EQUITY INDICES, MARKED AN EXPLOSIVE FINISH TO A VOLATILE YEAR. The technology sector, led by internet-related stocks, posted staggering returns for the quarter. Such growth is evidenced by the addition of America Online Inc. and Compuware Corp. to the S&P 500 Index, replacing Venator Group Inc. and SunAmerica Inc., the latter of which was acquired by index component American International Group Inc. Two more interest rate cuts of 0.25% each by the Federal Reserve Board in the fourth quarter also buoyed the equity markets.


OVERALL, LARGE CAPITALIZATION STOCKS SIGNIFICANTLY OUTPERFORMED SMALL AND MID CAP STOCKS FOR THE ANNUAL PERIOD, AND WITHIN THE LARGE CAP SECTOR, GROWTH STOCKS OUTPERFORMED VALUE STOCKS. Top performing sectors for the year included technology, communication services, and health care. The weakest performing sectors included energy, transportation, and basic materials. There were 48 changes to the S&P 500 Index during the year, over 75% of which were due to mergers and acquisitions. These additions and deletions represent a 7.81% turnover for the year, which was higher than in 1997.


INVESTMENT REVIEW

                                        CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998      Past 1 Year     Since Inception
---------------------------------   -------------   ----------------
  Equity 500 Index Fund1
     (inception 10/1/97)                 28.71%           31.16%
---------------------------------        -----            -----
  S&P 500 Index2                         28.58%           31.16%



MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Given that we see strong, positive economic signs in the months ahead, this bodes well for the U.S. equity markets. More specifically, we anticipate:
o GDP growth of around 2.5% in 1999
o Low inflation
o Consumer fundamentals remaining extremely favorable, and
o Low interest rates, with Federal Reserve Board policy likely on hold in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.
Certain equity sectors may be impacted, however, by a problematic profit story, given that rising labor costs are squeezing margins. The industrial sector, in particular, may be additionally affected by adverse developments abroad.


Of course, it is important to note that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.



                               /s/ Frank Salerno
                                 Frank Salerno
                 Portfolio Manager of the Equity 500 Index Fund
                               December 31, 1998

----------
1 Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Letter to Shareholders (continued)
--------------------------------------------------------------------------------


  Diversification of Portfolio Investments
By Sector as of December 31, 1998 (Unaudited)

[PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

Consumer Non-Durables              22.77%
Finance & Building                 17.09%
Health Care                        11.89%
Utilities                          11.32%
Business Equipment & Services       7.94%
Retail Trade                        6.81%
Consumer Durables                   6.20%
Capital Goods                       6.19%
Energy                              5.36%
Chemicals                           2.18%
Transportation                      0.94%
Forest Products                     0.90%
Metals                              0.41%


PERFORMANCE COMPARISON

Comparison of Change in
Value of a $10,000 Investment
in the Equity 500 Index Fund
and the S&P 500 Index from
October 1, 1997, through
December 31, 1998.

Average Annual
Total Returns
for the Periods Ended
December 31, 1998

One Year  Since 10/1/97*
 28.71%       24.25%

*The Fund's inception date.

Investment return and principal
value may fluctuate so that shares,
when redeemed, may be worth
more or less than their original cost.

[LINE CHART APPEARS BELOW WITH THE FOLLOWING PLOT POINTS:]

                           10/97           6/98          12/98
                           -----           ----          -----
Equity 500 Index Fund   $ 10,000.00    $ 12,030.00    $ 13,116.00
S&P 500 Index           $ 10,000.00    $ 11,993.00    $ 13,102.00

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged and investments may not be made in an index.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND

Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------

    Shares                         Description                            Value
-------------   -------------------------------------------------   ----------------
                COMMON STOCKS -- 97.64%
     1,600      3Com Corp. (a) ..................................   $71,700
     7,100      Abbott Laboratories .............................   347,900
         1      Abercrombie & Fitch Co. - Class A (a) ...........        71
       400      Adobe Systems, Inc. .............................    18,700
       200      Adolph Coors Co. - Class B ......................    11,288
       500      Advanced Micro Devices, Inc. (a) ................    14,469
       300      Aeroquip-Vickers, Inc. ..........................     8,981
       900      AES Corp. (a) ...................................    42,638
       800      Aetna, Inc. .....................................    62,900
     1,100      Air Products & Chemicals, Inc. ..................    44,000
     2,900      AirTouch Communications, Inc. (a) ...............   209,163
     1,400      Albertsons, Inc. ................................    89,163
       800      Alcan Aluminum Ltd. ADR .........................    21,650
       900      Allegheny Teledyne, Inc. ........................    18,394
       500      Allergan Inc. ...................................    32,375
     2,900      AlliedSignal, Inc. ..............................   128,506
     3,700      Allstate Corp. ..................................   142,913
     1,500      ALLTEL Corp. ....................................    89,719
     1,000      Aluminum Company of America .....................    74,563
       600      ALZA Corp. (a) ..................................    31,350
       500      Amerada Hess Corp. ..............................    24,875
       500      Ameran Corp. ....................................    21,344
     2,200      America Online, Inc. (a) ........................   352,000
       700      American Electric Power Co. .....................    32,944
     2,100      American Express Co. ............................   214,725
     1,100      American General Corp. ..........................    85,800
       100      American Greetings Corp. - Class A ..............     4,106
     6,300      American Home Products Corp. ....................   354,769
     4,950      American International Group, Inc. ..............   478,294
     1,600      American Stores Co. .............................    59,100
     5,600      Ameritech Corp. .................................   354,900
     1,300      Amgen, Inc. (a) .................................   135,931
       200      Amoco Corp. .....................................    12,075
     1,198      AMP, Inc. .......................................    62,371
       800      AMR Corp. (a) ...................................    47,500
       400      Anadarko Petroleum Co. ..........................    12,350
       600      Andrew Corp. (a) ................................     9,900
     2,400      Anheuser-Busch Companies, Inc. ..................   157,500
       800      Aon Corp. .......................................    44,300
       200      Apache Corp. ....................................     5,063
       700      Apple Computer, Inc. (a) ........................    28,656
     1,700      Applied Materials, Inc. (a) .....................    72,569
     2,395      Archer-Daniels-Midland Co. ......................    41,164
       100      Armstrong World Industries, Inc. ................     6,031
       200      ASARCO, Inc. ....................................     3,013
     1,000      Ascend Communications, Inc. (a) .................    65,750
       300      Ashland, Inc. ...................................    14,513
     3,394      Associates First Cap Corp. ......................   143,821
     8,400      AT&T Corp. ......................................   632,100
     1,700      Atlantic Richfield Co. ..........................   110,925
       400      Autodesk, Inc. ..................................    17,075
     1,600      Automatic Data Processing, Inc. .................   128,300
       600      AutoZone, Inc. (a) ..............................    19,763


    Shares                         Description                            Value
-------------   -------------------------------------------------   ----------------
       700      Avery Dennison Corp. ............................   $31,544
     1,500      Avon Products, Inc. .............................    66,375
     1,640      Baker Hughes, Inc. ..............................    29,008
       300      Baltimore Gas & Electric Co. ....................     9,225
     5,500      Banc One Corp. ..................................   280,844
     4,000      Bank of New York Co., Inc. ......................   161,000
     8,271      BankAmerica Corp. ...............................   497,294
     1,700      BankBoston Corp. ................................    66,194
     2,300      Barrick Gold Corp. ..............................    44,850
       400      Bausch & Lomb ...................................    24,000
     1,300      Baxter International, Inc. ......................    83,606
     1,200      BB&T Corp. ......................................    48,375
       700      Bear Stearns Companies, Inc. ....................    26,163
     1,400      Becton, Dickinson & Co. .........................    59,763
     7,400      Bell Atlantic Corp. .............................   392,200
     9,300      BellSouth Corp. .................................   463,838
       100      Bemis Company, Inc. .............................     3,794
     1,400      Bestfoods .......................................    74,550
       700      Bethlehem Steel Corp. (a) .......................     5,863
       700      Biomet, Inc. ....................................    28,175
       500      Black & Decker Corp. ............................    28,031
       400      Block (H&R), Inc. ...............................    18,000
     4,600      Boeing Co. ......................................   150,075
     2,000      Boston Scientific Corp. (a) .....................    53,625
     1,200      BMC Software, Inc. (a) ..........................    53,475
     4,700      Bristol-Myers Squibb Co. ........................   628,919
     1,000      Browning Ferris Industries, Inc. ................    28,438
       400      Brunswick Corp. .................................     9,900
     2,300      Burlington Northern Santa Fe Corp. ..............    77,625
     1,100      Burlington Resources, Inc. ......................    39,394
       400      Cabletron Systems, Inc. (a) .....................     3,350
     2,400      Campbell Soup Co. ...............................   132,000
       300      Capital One Financial Corp. .....................    34,500
     1,100      Cardinal Health, Inc. ...........................    83,463
     3,000      Carnival Corp. ..................................   144,000
       500      Carolina Power & Light Co. ......................    23,531
       500      Case Corp. ......................................    10,906
     1,900      Caterpillar, Inc. ...............................    87,400
     3,700      CBS Corp. (a) ...................................   121,175
     4,480      Cendant Corp. (a) ...............................    85,400
       300      Centex Corp. ....................................    13,519
     1,200      Central & South West Corp. ......................    32,925
       200      Ceridian Corp. (a) ..............................    13,963
       600      Champion International Corp. ....................    24,300
     4,000      Chase Manhattan Corp. ...........................   272,250
     3,100      Chevron Corp. ...................................   257,106
     1,000      Chubb Corp. .....................................    64,875
     1,100      CIGNA Corp. .....................................    85,044
       600      Cincinnati Financial Corp. ......................    21,975
       500      CINergy Corp. ...................................    17,188
       500      Circuit City Stores, Inc. .......................    24,969
     7,700      Cisco Systems, Inc. (a) .........................   714,656
    10,919      Citigroup, Inc. .................................   540,491
     1,400      Clear Channel Communications, Inc. (a) ..........    76,300
       600      Clorox Co. ......................................    70,088

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
       800      Coastal Corp. ....................................   $  27,950
    12,000      Coca-Cola Co. ....................................     802,500
     2,200      Coca-Cola Enterprises, Inc. ......................      78,650
     1,300      Colgate-Palmolive Co. ............................     120,738
       550      Columbia Energy Group ............................      31,763
     3,100      Columbia/HCA Healthcare Corp. ....................      76,725
     1,800      Comcast Corp. - Class A ..........................     105,638
       700      Comerica, Inc. ...................................      47,731
     8,483      Compaq Computer Corp. ............................     355,756
     2,650      Computer Associates International, Inc. ..........     112,956
       800      Computer Sciences Corp. ..........................      51,550
       900      Compuware Corp. (a) ..............................      70,313
     2,200      ConAgra, Inc. ....................................      69,300
     1,767      Conseco, Inc. ....................................      53,992
                Consolidated Edison Company of
     1,100
                New York, Inc. ...................................      58,163
       500      Consolidated Natural Gas Co. .....................      27,000
       600      Consolidated Stores Corp. (a) ....................      12,113
       700      Cooper Industries, Inc. ..........................      33,381
       100      Cooper Tire & Rubber Co. .........................       2,044
     1,300      Corning, Inc. ....................................      58,500
     1,200      Costco Companies, Inc. (a) .......................      86,625
       700      Countrywide Credit Industries ....................      35,131
       800      Crown Cork & Seal Co., Inc. ......................      24,650
     1,300      CSX Corp. ........................................      53,950
       300      Cummins Engine, Inc. .............................      10,650
     1,700      CVS Corp. ........................................      93,500
       200      Cyprus Amax Minerals Co. .........................       2,000
       986      Dana Corp. .......................................      40,297
       800      Danaher Corp. ....................................      43,200
       300      Darden Restaurants Inc. ..........................       5,400
     2,300      Dayton Hudson Corp. ..............................     124,775
     1,400      Deere & Co. ......................................      46,375
     6,100      Dell Computer Corp. (a) ..........................     446,444
       700      Delta Air Lines, Inc. ............................      36,400
       300      Deluxe Corp. .....................................      10,969
                Dillard Department Stores, Inc. -
       400
                Class A ..........................................      11,350
     9,700      Disney (Walt) Co. ................................     291,000
     1,175      Dollar General Corp. .............................      27,759
     1,300      Dominion Resources, Inc. .........................      60,775
       600      Donnelley (R.R.) & Sons Co. ......................      26,288
     1,000      Dover Corp. ......................................      36,625
     1,200      Dow Chemical Co. .................................     109,125
       300      Dow Jones & Co., Inc. ............................      14,438
       700      DTE Energy Co. ...................................      30,013
     5,400      Du Pont (E.I.) de Nemours & Co. ..................     304,088
     2,000      Duke Energy Corp. ................................     128,125
       600      Dun & Bradstreet Corp. ...........................      18,938
       100      Eastern Enterprises ..............................       4,375
       200      Eastman Chemical Co. .............................       8,950
     1,500      Eastman Kodak Co. ................................     108,000
       400      Eaton Corp. ......................................      28,275
       400      Ecolab, Inc. .....................................      14,475
     1,400      Edison International .............................      39,025


    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
     2,600      Electronic Data Systems Corp. ....................   $ 130,650
     2,600      EMC Corp. (a) ....................................     221,000
     2,300      Emerson Electric Co. .............................     139,150
       300      Engelhard Corp. ..................................       5,850
     1,800      Enron Corp. ......................................     102,713
     1,400      Entergy Corp. ....................................      43,575
       500      Equifax, Inc. ....................................      17,094
    11,700      Exxon Corp. ......................................     855,563
     4,800      Fannie Mae .......................................     355,200
       780      FDX Corporation (a) ..............................      69,420
       900      Federated Department Stores, Inc. (a) ............      39,206
     1,500      Fifth Third Bancorp ..............................     106,969
     1,900      First Data Corp. .................................      60,206
     4,648      First Union Corp. ................................     282,657
       700      Firstar Corp. ....................................      65,275
     1,300      FirstEnergy Corp. ................................      42,331
     3,100      Fleet Financial Group, Inc. ......................     138,531
       400      Fluor Corp. ......................................      17,025
     5,700      Ford Motor Co. ...................................     334,519
     1,000      Fort James Corp. .................................      40,000
       800      Fortune Brands, Inc. .............................      25,300
     1,100      FPL Group, Inc. ..................................      67,788
     1,300      Franklin Resources Inc. ..........................      41,600
       900      Fred Meyer, Inc. (a) .............................      54,225
     3,400      Freddie Mac ......................................     219,088
                Freeport-McMoRan Copper & Gold, Inc. -
       200
                Class B ..........................................       2,088
       700      Frontier Corp. ...................................      23,800
       300      Fruit of the Loom Inc. - Class A (a) .............       4,144
     1,600      Gannet Co., Inc. .................................     105,900
     2,650      Gap, Inc. ........................................     149,063
       700      Gateway 2000 (a) .................................      35,831
       700      General Dynamics Corp. ...........................      41,038
    15,800      General Electric Co. .............................   1,612,588
       800      General Instrument Corp. (a) .....................      27,050
       900      General Mills, Inc. ..............................      69,975
     3,200      General Motors Corp. .............................     229,200
       500      Genuine Parts Co. ................................      16,719
       500      Georgia-Pacific (Georgia Pacific Group) ..........      29,281
     5,700      Gillette Co. .....................................     275,381
       200      Golden West Financial Group ......................      18,338
       600      Goodrich (B.F.) Co. ..............................      21,525
       900      Goodyear Tire & Rubber Co. .......................      45,394
       800      GPU, Inc. ........................................      35,350
       300      Grace (W.R.) & Co. (a) ...........................       4,706
       300      Grainger (W.W.) Inc. .............................      12,488
       200      Great Lakes Chemical Corp. .......................       8,000
     4,600      GTE Corp. ........................................     310,213
       800      Guidant Corp. ....................................      88,200
     2,100      Halliburton Co. ..................................      62,213
       500      Harris Corp. .....................................      18,313
     1,300      Hartford Financial Services Group, Inc. ..........      71,338
       400      Hasbro, Inc. .....................................      14,450
     2,500      HBO & Co. ........................................      71,719
       400      HCR Manor Care, Inc. (a) .........................      11,750

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                          Description                             Value
-------------   ---------------------------------------------------   ----------------
     2,400      HEALTHSOUTH Corp. (a) .............................   $  37,050
     2,000      Heinz (H. J.) Co. .................................     113,250
       100      Helmerich & Payne, Inc. ...........................       1,938
       200      Hercules, Inc. ....................................       5,475
       400      Hershey Foods Corp. ...............................      24,875
     5,200      Hewlett-Packard Co. ...............................     355,225
     1,100      Hilton Hotels Corp. ...............................      21,038
     7,500      Home Depot, Inc. ..................................     458,906
     1,000      Homestake Mining Co. ..............................       9,188
       700      Honeywell, Inc. ...................................      52,719
     2,507      Household International, Inc. .....................      99,326
     1,000      Houston Industries, Inc. ..........................      32,125
       800      Humana, Inc. (a) ..................................      14,250
       740      Huntington Bancshares, Inc. .......................      22,246
       800      Ikon Office Solutions, Inc. .......................       6,850
     1,400      Illinois Tool Works, Inc. .........................      81,200
       900      IMS Health, Inc. ..................................      67,894
       600      Inco Ltd. ADR .....................................       6,338
     1,000      Ingersoll-Rand Co. ................................      46,938
     8,000      Intel Corp. .......................................     948,500
     4,400      International Business Machines Corp. .............     812,900
       400      International Flavors & Fragrances, Inc. ..........      17,675
     1,700      International Paper Co. ...........................      76,181
       700      Interpublic Group of Companies, Inc. ..............      55,825
       300      ITT Industries, Inc. ..............................      11,925
       400      Jefferson-Pilot Corp. .............................      30,000
     6,700      Johnson & Johnson Co. .............................     561,963
       400      Johnson Controls, Inc. ............................      23,600
       100      Kaufman and Broad Home Corp. ......................       2,875
     2,100      Kellogg Co. .......................................      71,663
       300      Kerr-McGee Corp. ..................................      11,475
     2,200      KeyCorp ...........................................      70,400
     2,900      Kimberly-Clark Corp. ..............................     158,050
       400      KLA-Tencor Corp. (a) ..............................      17,350
     2,100      Kmart Corp. (a) ...................................      32,156
       400      Knight-Ridder, Inc. ...............................      20,450
       900      Kohl's Corp. (a) ..................................      55,294
     1,400      Kroger Co. (a) ....................................      84,700
       800      Laidlaw, Inc. ADR .................................       8,050
       700      Lehman Brothers Holdings Inc. .....................      30,844
     5,300      Lilly (Eli) & Co. .................................     471,038
     1,375      Limited, Inc. .....................................      40,047
       600      Lincoln National Corp. ............................      49,088
       400      Liz Claiborne, Inc. ...............................      12,625
       900      Lockheed Martin Corp. .............................      76,275
       400      Loews Corp. .......................................      39,300
       800      Louisiana-Pacific Corp. ...........................      14,650
     1,700      Lowe's Companies, Inc. ............................      87,019
       300      LSI Logic Corp. (a) ...............................       4,838
     6,400      Lucent Technologies, Inc. .........................     704,000
       400      Mallinckrodt, Inc. ................................      12,325
     1,200      Marriot International, Inc. - Class A .............      34,800
     1,350      Marsh & McLennan Companies, Inc. ..................      78,891
     1,900      Masco Corp. .......................................      54,625
     1,800      Mattel, Inc. ......................................      41,063


    Shares                          Description                             Value
-------------   ---------------------------------------------------   ----------------
     1,100      May Department Stores Co. .........................   $  66,413
       600      Maytag Corp. ......................................      37,350
       500      MBIA, Inc. ........................................      32,781
     3,925      MBNA Corp..........................................      97,880
       200      McDermott International, Inc. .....................       4,938
     3,300      McDonald's Corp. ..................................     252,863
       600      McGraw-Hill Companies, Inc. .......................      61,125
     8,812      MCI Worldcom, Inc. (a) ............................     632,261
       300      Mead Corp. ........................................       8,794
     3,100      MediaOne Group, Inc. (a) ..........................     145,700
     2,400      Medtronic, Inc. ...................................     178,200
     1,500      Mellon Bank Corp. .................................     103,125
     1,000      Mercantile Bancorp, Inc. ..........................      46,125
     5,700      Merck & Co., Inc. .................................     841,819
     1,600      Merrill Lynch & Co., Inc. .........................     106,800
       600      MGIC Investment ...................................      23,888
     1,100      Micron Technology, Inc. (a) .......................      55,619
    12,100      Microsoft Corp. (a) ...............................   1,678,060
     2,100      Minnesota Mining & Manufacturing Co. ..............     153,300
     1,400      Mirage Resorts, Inc. (a) ..........................      20,913
     4,000      Mobil Corp. .......................................     348,500
     3,100      Monsanto Co. ......................................     147,250
       900      Morgan (J.P.) & Company, Inc. .....................      94,556
                Morgan Stanley, Dean Witter,
     2,700
                Discover & Co. ....................................     191,700
       500      Morton International, Inc. ........................      12,250
     2,800      Motorola, Inc. ....................................     170,975
     1,800      National City Corp. ...............................     129,600
       600      National Semiconductor Corp. (a) ..................       8,100
       300      Navistar International Corp. (a) ..................       8,550
       400      New Century Energies, Inc. ........................      19,500
     1,000      New York Times Co. - Class A ......................      34,688
     1,000      Newell Co. ........................................      41,250
     1,000      Newmont Mining Corp. ..............................      18,063
     1,600      Nextel Communication Inc. - Class A (a) ...........      37,800
       500      Niagara Mohawk Power Corp. (a) ....................       8,063
     1,100      Nike, Inc. - Class B ..............................      44,619
       900      Nordstrom, Inc. ...................................      31,219
     1,500      Norfolk Southern Corp. ............................      47,531
       300      Northern States Power Co. .........................       8,325
     3,220      Northern Telecom, Ltd. ADR ........................     161,403
       700      Northern Trust Corp ...............................      61,119
       300      Northrop Grumman Corp. ............................      21,938
     2,100      Novell, Inc. (a) ..................................      38,063
       300      Nucor Corp. .......................................      12,975
     1,800      Occidental Petroleum Corp. ........................      30,375
       700      Omnicom Group, Inc. ...............................      40,600
     4,800      Oracle Corp. (a) ..................................     207,000
       100      Oryx Energy Co. (a) ...............................       1,344
       200      Owens Corning .....................................       7,088
       500      Owens-Illinois, Inc. (a) ..........................      15,313
       300      PACCAR, Inc. ......................................      12,338
     2,100      PacifiCorp ........................................      44,231
       300      Pall Corp. ........................................       7,594
     1,700      Parametric Technology Corp. (a) ...................      27,838

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------




    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
       600      Parker-Hannifin Corp. ............................   $19,650
       900      Paychex, Inc. ....................................    46,294
     1,000      PECO Energy Co. ..................................    41,625
     1,500      Penney (J.C.) Co., Inc. ..........................    70,313
     1,300      PeopleSoft, Inc. (a) .............................    24,619
       100      Pep Boys-Manny, Moe & Jack .......................     1,569
     6,900      PepsiCo, Inc. ....................................   282,469
       300      Perkin-Elmer Corp. ...............................    29,269
     6,200      Pfizer, Inc. .....................................   777,713
     2,300      PG&E Corp. .......................................    72,450
     2,600      Pharmacia & Upjohn, Inc. .........................   147,225
       400      Phelps Dodge Corp. ...............................    20,350
    11,600      Philip Morris Companies, Inc. ....................   620,600
     1,000      Phillips Petroleum Co. ...........................    42,625
       740      Pioneer Hi-Bred International, Inc. ..............    19,980
     1,500      Pitney Bowes, Inc. ...............................    99,094
     1,100      Placer Dome, Inc. ADR ............................    12,650
     1,600      PNC Bank Corp. ...................................    86,600
       200      Polaroid Corp. ...................................     3,738
       760      PP&L Resources, Inc. .............................    21,185
       900      PPG Industries, Inc. .............................    52,425
     1,000      Praxair, Inc. ....................................    35,250
     6,400      Procter & Gamble Co. .............................   584,400
       300      Progressive Corp. ................................    50,813
       500      Provident Companies, Inc. ........................    20,750
       750      Providian Financial Corp. ........................    56,250
     1,200      Public Service Enterprise Group, Inc. ............    48,000
       200      Pulte Corp. ......................................     5,563
       700      Quaker Oats Co. ..................................    41,650
     1,300      Ralston-Purina Group .............................    42,088
       300      Raychem Corp. ....................................     9,694
     1,800      Raytheon Co. - Class B ...........................    95,850
       200      Reebok International, Ltd. (a) ...................     2,975
     1,200      Regions Financial Corp. ..........................    48,375
       500      Republic New York Corp. ..........................    22,781
       400      Reynolds Metals Co. ..............................    21,075
     1,500      Rite Aid Corp. ...................................    74,344
     1,900      RJR Nabisco Holdings Corp. .......................    56,406
     1,000      Rockwell International Corp. .....................    48,563
       900      Rohm & Haas Co. ..................................    27,113
       500      Rowan Companies, Inc. (a) ........................     5,000
    10,500      Royal Dutch Petroleum Co. ADR ....................   502,688
     1,000      Rubbermaid, Inc. .................................    31,438
       900      SAFECO Corp. .....................................    38,644
     2,200      Safeway, Inc. (a) ................................   134,063
     4,400      Sara Lee Corp. ...................................   124,025
     9,300      SBC Communications, Inc. .........................   498,713
     7,300      Schering-Plough Corp. ............................   403,325
     2,700      Schlumberger, Ltd. ...............................   124,538
     2,100      Schwab (Charles) Corp. ...........................   117,994
       500      Scientific Atlanta, Inc. .........................    11,406
     1,100      Seagate Technology, Inc. (a) .....................    33,275
     2,200      Seagram Co., Ltd. ADR ............................    83,600
       553      Sealed Air Corp. (a) .............................    28,238
     1,700      Sears, Roebuck & Co. .............................    72,250


    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
     1,000      Sempra Energy ....................................   $25,375
     1,200      Service Corporation International ................    45,675
     1,000      Sherwin-Williams Co. .............................    29,375
       500      Sigma-Aldrich Corp. ..............................    14,688
     1,200      Silicon Graphics, Inc. (a) .......................    15,450
       700      SLM Holding Corp. ................................    33,600
       200      Snap-on, Inc. ....................................     6,963
       600      Solectron Corp. (a) ..............................    55,763
       500      Sonat, Inc. ......................................    13,531
     3,900      Southern Co. .....................................   113,344
     1,600      Southwest Airlines Co. ...........................    35,900
     1,800      Sprint Corp. .....................................   151,425
     2,300      Sprint PCS (a) ...................................    53,188
       186      St. Jude Medical, Inc. (a) .......................     5,150
     1,212      St. Paul Companies, Inc. .........................    42,102
       300      Stanley Works ....................................     8,325
     1,700      Staples, Inc. (a) ................................    74,269
       800      State Street Corp. ...............................    55,650
     1,100      Summit Bancorp ...................................    48,056
       500      Sunoco, Inc. .....................................    18,031
     1,800      Sun Microsystems, Inc. (a) .......................   154,125
       900      SunAmerica, Inc. .................................    73,013
     1,700      SunTrust Banks, Inc. .............................   130,050
       600      SUPERVALU, Inc. ..................................    16,800
       850      Synovus Financial Corp. ..........................    20,719
     1,400      Sysco Corp. ......................................    38,413
       700      Tandy Corp. ......................................    28,831
       300      Tektronix, Inc. ..................................     9,019
     2,200      Tele-Communications, Inc. - Class A (a) ..........   121,688
     1,000      Tellabs, Inc. (a) ................................    68,563
       200      Temple-Inland, Inc. ..............................    11,863
     1,400      Tenet Healthcare Corp. (a) .......................    36,750
     1,100      Tenneco, Inc. ....................................    37,469
     2,900      Texaco, Inc. .....................................   153,338
     1,800      Texas Instruments, Inc. ..........................   154,013
     1,600      Texas Utilities Co. ..............................    74,700
       600      Textron, Inc. ....................................    45,563
       800      Thermo Electron Corp. (a) ........................    13,550
     5,300      Time Warner, Inc. ................................   328,931
       400      Times Mirror Co. - Class A .......................    22,400
       500      Timken Co. .......................................     9,438
     1,800      TJX Companies, Inc. ..............................    52,200
       500      Torchmark Corp. ..................................    17,656
     1,200      Toys 'R' Us, Inc. (a) ............................    20,250
       300      Transamerica Corp. ...............................    34,650
       700      Tribune Co. ......................................    46,200
       800      Tricon Global Restaurants, Inc. (a) ..............    40,100
       600      TRW, Inc. ........................................    33,713
       100      Tupperware Corp. .................................     1,644
     3,228      Tyco International, Ltd. .........................   243,512
       400      U.S. Airways Group, Inc. (a) .....................    20,800
     3,600      U.S. Bancorp .....................................   127,800
       900      Unicom Corp. .....................................    34,706
     3,100      Unilever N.V. ADR ................................   257,106
       500      Union Camp Corp. .................................    33,750

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
--------------------------------------------------------------------------------


 Shares                    Description                      Value
-------- ---------------------------------------------- -------------
   800   Union Carbide Corp. ..........................  $    34,000
 1,300   Union Pacific Corp. ..........................       58,581
 1,200   Union Pacific Resources Group, Inc. ..........       10,875
   600   Union Planters Corp. .........................       27,188
 1,100   Unisys Corp. (a) .............................       37,881
   900   United Healthcare Corp. ......................       38,756
 1,000   United Technologies Corp. ....................      108,750
 1,000   Unocal Corp. .................................       29,188
   800   UNUM Corp. ...................................       46,700
 2,638   US West, Inc. ................................      170,481
 1,200   UST, Inc. ....................................       41,850
 1,300   USX-Marathon Group ...........................       39,163
   600   USX-U.S. Steel Group, Inc. ...................       13,800
   500   V.F. Corp. ...................................       23,438
 1,400   Viacom, Inc. - Class B (a) ...................      103,600
 1,000   Wachovia Corp. ...............................       87,438
 2,300   Walgreen Co. .................................      134,694
10,700   Wal-Mart Stores, Inc. ........................      871,381
 4,100   Warner Lambert Co. ...........................      308,269
 3,122   Washington Mutual, Inc. ......................      119,221
 2,697   Waste Management, Inc. .......................      125,748
 7,700   Wells Fargo & Co. ............................      307,519
 1,000   Wendy's International, Inc. ..................       21,813
   200   Westvaco Corp. ...............................        5,363
 1,000   Weyerhauser Co. ..............................       50,813
   300   Whirlpool Corp. ..............................       16,613
   300   Willamette Industries, Inc. ..................       10,050
 2,400   Williams Companies, Inc. .....................       74,850
   600   Winn-Dixie Stores, Inc. ......................       26,925
   300   Worthington Industries, Inc. .................        3,750
   400   Wrigley, (WM.) Jr., Co. ......................       35,825
 1,700   Xerox Corp. ..................................      200,600
                                                         -----------
TOTAL COMMON STOCKS (Cost $42,762,066)                    48,520,119
                                                         -----------


  Principal
   Amount               Description               Value
------------ -------------------------------- ------------
             SHORT TERM INSTRUMENTS -- 8.98%
             U.S. TREASURY BILLS (C) -- 8.98%
$  23,000    3.77%, 01/07/1999 ..............  $   22,986
  366,000    4.39%, 01/21/1999 ..............     365,106
  170,000    4.45%, 02/04/1999 (b) ..........     169,295
  320,000    4.30%, 02/11/1999 ..............     318,434
  730,000    4.36%, 03/11/1999 ..............     724,189
  590,000    4.34%, 03/18/1999 ..............     584,779
2,300,000    4.44%, 04/01/1999 ..............   2,275,758
                                               ----------
TOTAL SHORT TERM INSTRUMENTS (Cost              4,460,547
                                               ----------
$4,458,787)


     TOTAL INVESTMENTS (Cost
      $47,220,853)--106.62%          $52,980,666
 LIABILITIES IN EXCESS OF OTHER     (3,289,316)
                                    ----------
ASSETS -- (6.62)%
 NET ASSETS .........     100.00%   $ 49,691,350
                          ======    ============
                                  ----------


     (a) Non-income producing security.
     (b) Pledged as collateral for open futures contracts.
     (c) Average yield at time of purchase.
     ADR American Depositary Receipt.


At December 31, 1998, the Fund's open futures contracts were as follows:


 NUMBER OF                                                                     NET
 CONTRACTS     CONTRACT     EXPIRATION       OPENING          CURRENT       UNREALIZED
 PURCHASED       TYPE          DATE          POSITION      MARKET VALUE        GAIN
-----------   ----------   ------------   -------------   --------------   -----------
     4         S&P 500      03/19/99      $1,235,024      $1,245,500       $10,476
                                          ==========      ==========       =======




                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Statement of Operations FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------


INVESTMENT INCOME:
 Interest ................................................................    $  332,586
 Dividends ...............................................................        63,914
                                                                              ----------
   Total Investment Income ...............................................       396,500
                                                                              ----------
EXPENSES:
 Advisory fees ...........................................................        47,571
 Administration fees .....................................................        74,756
 Fund accounting fees ....................................................        11,606
 Custodian fees ..........................................................        69,806
 Professional fees .......................................................        32,237
 Trustees fees ...........................................................        17,767
 Amortization of organizational costs ....................................         4,150
 Transfer agent fees .....................................................         7,294
 Printing fees ...........................................................         8,390
 Other ...................................................................         8,291
                                                                              ----------
   Total expenses before waiver/reimbursement ............................       281,868
   Less waiver/reimbursement by Advisor ..................................      (182,787)
   Less waiver by Custodian ..............................................        (7,128)
   Less waiver by Administrator/Transfer Agent ...........................       (21,131)
                                                                              ----------
   Total expenses net of waiver/reimbursement ............................        70,822
                                                                              ----------
NET INVESTMENT INCOME ....................................................       325,678
                                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments ........................................       841,853
 Net realized gain on futures contracts ..................................       301,536
 Change in unrealized appreciation/depreciation on investments ...........     5,557,330
 Change in unrealized appreciation/depreciation on futures contracts .....        10,476
                                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..........................     6,711,195
                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................    $7,036,873
                                                                              ==========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                               YEAR ENDED
                                                                                           DECEMBER 31, 1998
                                                                                          -------------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
 Net investment income ..................................................................   $      325,678
 Net realized gain on investments and futures contracts .................................        1,143,389
 Net change in unrealized appreciation/depreciation of investments and futures contracts         5,567,806
                                                                                            --------------
 Net increase in net assets resulting from operations ...................................        7,036,873
                                                                                            --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ..................................................................         (167,871)
 Net realized gain on investments .......................................................       (1,074,374)
                                                                                            --------------
 Total distributions ....................................................................       (1,242,245)
                                                                                            --------------
SHARE TRANSACTIONS:
 Net proceeds from sale of shares .......................................................       44,489,580
 Issued to shareholders in reinvestment of distributions ................................        1,242,246
 Costs of shares redeemed ...............................................................      (13,595,227)
                                                                                            --------------
   Net increase in net assets from share transactions ...................................       32,136,599
                                                                                            --------------
   Net increase in net assets ...........................................................       37,931,227
                                                                                            --------------
NET ASSETS:
 Beginning of period ....................................................................       11,760,123
                                                                                            --------------
 End of period ..........................................................................   $   49,691,350
                                                                                            ==============
Undistributed net investment income .....................................................   $      197,747
                                                                                            ==============



                                                                                             FOR THE PERIOD
                                                                                           OCTOBER 1, 19971 TO
                                                                                            DECEMBER 31, 1997
                                                                                          --------------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
 Net investment income ..................................................................     $     39,940
 Net realized gain on investments and futures contracts .................................           10,114
 Net change in unrealized appreciation/depreciation of investments and futures contracts           202,483
                                                                                              ------------
 Net increase in net assets resulting from operations ...................................          252,537
                                                                                              ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ..................................................................               --
 Net realized gain on investments .......................................................               --
                                                                                              ------------
 Total distributions ....................................................................               --
                                                                                              ------------
SHARE TRANSACTIONS:
 Net proceeds from sale of shares .......................................................       13,196,045
 Issued to shareholders in reinvestment of distributions ................................               --
 Costs of shares redeemed ...............................................................       (1,688,459)
                                                                                              ------------
   Net increase in net assets from share transactions ...................................       11,507,586
                                                                                              ------------
   Net increase in net assets ...........................................................       11,760,123
                                                                                              ------------
NET ASSETS:
 Beginning of period ....................................................................               --
                                                                                              ------------
 End of period ..........................................................................     $ 11,760,123
                                                                                              ============
Undistributed net investment income .....................................................     $     39,940
                                                                                              ============

----------
1 Commencement of operations.


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period


                                                                                                   FOR THE PERIOD
                                                                               YEAR ENDED        OCTOBER 1, 19971 TO
                                                                           DECEMBER 31, 1998      DECEMBER 31, 1997
                                                                          -------------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................................         $ 10.19               $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................................................           0.07                  0.032
 Net realized and unrealized gain on investments and futures contracts            2.84                  0.16
                                                                                -------               -------
 Net increase in net asset value from operations ......................           2.91                  0.19
                                                                                -------               -------
LESS DISTRIBUTIONS:
 Distributions from net investment income .............................          ( 0.05)                   --
 Distributions from net realized gain on investments ..................          ( 0.32)                   --
                                                                                -------               -------
   Total distributions ................................................          ( 0.37)                   --
                                                                                -------               -------
NET ASSET VALUE, END OF PERIOD ........................................         $ 12.73               $ 10.19
                                                                                =======               =======
TOTAL RETURN (3) ......................................................           28.71%                1.90  %
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ...................................         $49,691              $ 11,760
Ratios to average net assets:
 Net investment income including reimbursement/waiver .................            1.37%                 1.51%4
 Operating expenses including reimbursement/waiver ....................            0.30%                 0.30%4
 Operating expenses excluding reimbursement/waiver ....................            1.19%                 2.78%4
Portfolio turnover rate ...............................................              36%                    7%

----------
1 Commencement of Operations.
2 Based on average shares method.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4 Annualized.


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Notes to Financial Statements DECEMBER 31, 1998
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Insurance Funds Trust (the "Trust") is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund (each, a "Fund", collectively, the "Funds"). The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended. The Trust was organized as a Massachusetts business trust on January 19, 1996. As of December 31, 1998, only Equity 500 Index Fund, Small Cap Index Fund and EAFE Equity Index Fund had commenced operations.


The accompanying financial statements and financial highlights are those of the Equity 500 Index Fund (the "Fund") which commenced operations on October 1, 1997.


B. SECURITY VALUATION
The portfolio's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith by and under the general supervision of the Board of Trustees.


C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.


D. FUTURES CONTRACTS
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit with brokers either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to enable the Fund to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.


Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.


E. FEDERAL INCOME TAXES
The Fund intends to continue to elect to be treated as a "regulated investment company" under Sup-chapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.


F. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated based upon the relative net assets of each Fund.


G. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing on October 1, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.


H. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS Dividends from net investment income and net realized gains on investment transactions, if any, are distributed to shareholders annually.


Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


I. SHARES OF BENEFICIAL INTEREST
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:



                                                          FOR THE PERIOD
                             YEAR ENDED               OCTOBER 1, 1997(A) TO
                         DECEMBER 31, 1998              DECEMBER 31, 1997
                  -------------------------------- ----------------------------
                       SHARES          AMOUNT          SHARES        AMOUNT
                  --------------- ---------------- ------------- --------------
Shares sold           3,833,114    $  44,489,580     1,320,455   $13,196,045
Reinvestment of
   Dividends            101,743        1,242,246             0             0
Shares redeemed      (1,185,423)     (13,595,227)     (166,272)   (1,688,459)
                     ----------    -------------     ---------   -----------
Net increase          2,749,434    $  32,136,599     1,154,183   $11,507,586
                     ==========    =============     =========   ===========

(a) Commencement of operations.


J. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


NOTE 2 -- FEES AND TRANSACTIONS
Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Notes to Financial Statements DECEMBER 31, 1998
--------------------------------------------------------------------------------

will not exceed 0.30% of average daily net assets. For the year ended December 31, 1998, the gross advisory fee, waiver and reimbursed expenses were as follows:



 GROSS ADVISORY    ADVISORY FEE      EXPENSES
      FEE             WAIVED        REIMBURSED
---------------   --------------   -----------
$    47,571           $47,571      $135,216

The amount outstanding payable to the Fund by the Advisor as of December 31, 1998 was $24,012.


First Data Investor Services Group, Inc. ("Investor Services Group") serves as Administrator and Transfer Agent of the Funds. For services rendered as the Funds' Administrator, Investor Services Group receives the following fees, accrued daily, and paid monthly.



                     ADMINISTRATION FEES
--------------------------------------------------------------
 FEE % OF THE FUNDS'
   AGGREGATE DAILY
     NET ASSETS                 AVERAGE DAILY NET ASSETS
----------------------   -------------------------------------
               0.02  %             up to $2 billion
               0.01  %   over $2 billion and up to $5 billion
               0.0075%             over $5 billion

Investor Services Group also receives a $70,000 flat fee per year, per Fund, paid monthly.


Investor Services Group waived $21,131 of its fees for the year ended December 31, 1998.


Bankers Trust Company is the custodian for the Fund. Bankers Trust Company has waived $7,128 of its fees for the year ended December 31, 1998.


The Fund does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500. At December 31, 1998, the amount payable to trustees was $2,659.


NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the year ended December 31, 1998, were $38,744,979 and $8,163,965, respectively.


The aggregate gross unrealized appreciation and depreciation for all securities as computed on a federal income tax basis, at December 31, 1998 is as follows:



 APPRECIATION      DEPRECIATION          NET             COST
--------------   ----------------   -------------   --------------
$6,920,654       $(1,369,311)       $5,551,343      $47,429,323

At December 31, 1998, the amount payable for investment securities purchased was $3,724,164.


NOTE 4 -- NET ASSETS



NET ASSETS:
Paid-in capital (3,903,617 outstanding shares of
   beneficial interest)                             $43,644,185
Undistributed net investment income                    197,747
Accumulated net realized gain on investments and
   futures contracts                                    79,129
Net unrealized appreciation on investments and
   futures contracts                                 5,770,289
                                                    -----------
TOTAL NET ASSETS -- 100%                            $49,691,350
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE
   (Net Assets/Shares Outstanding)                  $    12.73
                                                    ===========

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Report of Independent Auditors
--------------------------------------------------------------------------------

To the Trustees of BT Insurance Funds Trust and
Shareholders of Equity 500 Index Fund

We have audited the accompanying statement of net assets of the Equity 500 Index Fund (the "Fund") as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period October 1, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Fund at December 31, 1998 and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period October 1, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.



Ernst & Young LLP


Philadelphia, Pennsylvania
January 29, 1999

BT INSURANCE FUNDS TRUST

EQUITY 500 INDEX FUND




INVESTMENT ADVISOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

ADMINISTRATOR AND TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406

DISTRIBUTOR
FIRST DATA DISTRIBUTORS, INC.
4400 Computer Drive
Westborough, MA 01581

CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103

COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019




                              -------------------
            For information on how to invest, shareholder account information and current price and yield information, please contact your insurance company representative. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------

                                          Equity 500 Index Fund Cusip #05576E607
                                                             INSEQ500200 (12/98)